COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rental expense	$ 1,281	$ 1,145	$ 1,111
Capital expenditure contracted for property, plant and equipment		$ 20